CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603


                                November 19, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

            Re:          First Defined Portfolio Fund, LLC

Ladies and Gentlemen:

         On behalf of First Defined Portfolio Fund, LLC (the "Registrant"), we are transmitting Post-Effective Amendment No. 13 and Amendment No. 15 to the Registration Statement on Form N-1A (the "Amendments") for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, respectively. These Amendments relate to the First Defined Portfolio Fund, LLC. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become immediately effective upon its filing.

         We believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP

                                       By: /s/ Morrison C. Warren
                                           ----------------------------
                                           Morrison C. Warren

Enclosures
 cc:   W. Scott Jardine
       Eric F. Fess